CONVERTIBLE NOTES PAYABLE (Details Narrative)	Dec. 20, 2017 USD ($) Days $ / shares	Oct. 03, 2017 USD ($) Days $ / shares	May 05, 2017 USD ($) Days $ / shares	Oct. 31, 2016 USD ($) Days $ / shares	Apr. 06, 2016 USD ($) Days $ / shares	Mar. 08, 2016 USD ($) Days $ / shares	Sep. 30, 2024 USD ($)	Sep. 04, 2024 USD ($)	Jun. 30, 2024 USD ($)
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Face amount								$ 250,000	$ 0
Warrants percentage	10.00%	10.00%	10.00%
Strike price | $ / shares	$ 37.5	$ 37.5	$ 75
Derivative liability							$ 1,397,274
May 5 2017 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Derivative liability							798,442
December 20, 2017 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Derivative liability							399,221
October 3 2017 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Derivative liability							199,611
Convertible Notes Payable [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Face amount	$ 100,000	$ 50,000	$ 200,000	$ 50,000	$ 50,000	$ 100,000
Cash considertaion	$ 100,000	$ 50,000	$ 200,000	$ 50,000	$ 50,000	$ 100,000
Interest rate	10.00%	10.00%	10.00%	10.00%	8.00%	8.00%
Debt instrument term					3 years	3 years
Discount price percentage	75.00%	75.00%	75.00%
Trading days | Days	10	10	10	10	5	5
Conversion price | $ / shares	$ 37.50	$ 37.5	$ 375	$ 18.75
Debt instrument consideration percentage					10.00%	10.00%
Sale or transfer percentage	50.00%	50.00%	50.00%
Convertible Notes Payable [Member] | March 8 2016 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Debt outstanding							100,000
Convertible Notes Payable [Member] | April 6 2016 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Debt outstanding							50,000
Convertible Notes Payable [Member] | October 31 2016 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Debt outstanding							50,000
Convertible Notes Payable [Member] | May 5 2017 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Debt outstanding							200,000
Convertible Notes Payable [Member] | December 20, 2017 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Debt outstanding							100,000
Convertible Notes Payable [Member] | October 3 2017 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Debt outstanding							$ 50,000
Convertible Notes Payable [Member] | Year One [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Discount price percentage					50.00%	50.00%
Trading days | Days					10	10
Conversion price | $ / shares					$ 150	$ 150
Convertible Notes Payable [Member] | Year Two [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Discount price percentage					35.00%	35.00%
Trading days | Days					10	10
Conversion price | $ / shares					$ 150	$ 150
Convertible Notes Payable [Member] | Year Three [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Discount price percentage					25.00%	25.00%
Trading days | Days					10	10
Conversion price | $ / shares					$ 150	$ 150